As filed with the Securities and Exchange Commission on December 23, 1998.

                                                      File Nos.2-30761
                                                              811-1700
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._______

Post-Effective Amendment No.  49                    (X)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.  24                                   (X)

                              FRANKLIN GOLD FUND
              (Exact Name of Registrant as Specified in Charter)

               777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
  (Address of Principal Executive Offices) (Zip Code)Registrant's Telephone
                         Number, Including Area Code
                                (650) 312-2000

       Harmon E. Burns, 777 Mariners Island Blvd., San Mateo, CA 94404
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b)
    [x] on January 1, 1999 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:
Common Stock of:
Franklin Gold Fund - Class A
Franklin Gold Fund - Class B
Franklin Gold Fund - Class C
Franklin Gold Fund - Advisor Class


The Registrant's prospectuses and statements of additional information dated December 1, 1998, as filed with the Securities and Exchange Commission under Form Type 497 on December 4, 1998 (File Nos. 02-30761 and 811-1700) are hereby incorporated by reference.


                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class
                           Class C - Formerly Class II


                        SUPPLEMENT DATED JANUARY 1, 1999
                              TO THE PROSPECTUS OF
                               FRANKLIN GOLD FUND
                             DATED DECEMBER 1, 1998

The prospectus is amended as follows:

 I.  As of January 1, 1999, the fund offers four classes of shares: Class
     A, Class B, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class
     II. All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

 II. The section "Fees And Expenses" on page 7 is replaced with the following:

     This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended July 31, 1998.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            CLASS A1       CLASS B2   CLASS C1
     ---------------------------------------------------------------------------
     Maximum sales charge (load) as a
     percentage of offering price           5.75%          4.00%      1.99%
       Paid at time of purchase             5.75%          None       1.00%
       Paid at redemption                   None 3         4.00%      0.99% 4
     Exchange fee5                          None           None       None

     Please see "Choosing a Share Class" on page 13 for an explanation of how and when these sales charges apply.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                            CLASS A 1      CLASS B 2  CLASS C 1
     ---------------------------------------------------------------------------
     Management fees                        0.54%          0.54%      0.54%
     Distribution and service
     (12b-1) fees6                          0.23%          1.00%      1.00%
     Other expenses                         0.42%          0.42%      0.42%
                                            ------------------------------------
     Total annual fund operating expenses   1.19%          1.96%      1.96%
                                            ------------------------------------

     1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
     2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended July 31, 1998. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
     3. Except for investments of $1 million or more (see page 13) and purchases by certain retirement plans without an initial sales charge.
     4. This is equivalent to a charge of 1% based on net asset value.
     5. There is a $5 fee for each exchange by a market timer (see page 26).
     6. Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.

     EXAMPLE

     This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR     3 YEARS    5 YEARS    10 YEARS
 -------------------------------------------------------------------------------
     CLASS A                         $689 1     $931       $1,192     $1,935
     CLASS B
        Assuming you sold your shares
        at the end of the period     $599       $915       $1,257     $2,086 2
        Assuming you stayed in the fund
                                     $199       $615       $1,057     $2,086 2
     CLASS C                         $395 3     $709       $1,147     $2,362

     1. Assumes a contingent deferred sales charge (CDSC) will not apply.
     2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
     3. For the same Class C investment, your costs would be $297 if you did not sell your shares at the end of the first year. Your costs for the remaining periods would be the same.

   III. The first chart under "Choosing A Share Class" on page 13 is replaced with the following:

        CLASS A                 CLASS B                 CLASS C
     ------------------------------------------------------------------------
      o Initial sales         o No initial sales      o Initial sales
        charge of 5.75% or      charge                  charge of 1%
        less

      o Deferred sales        o Deferred sales        o Deferred sales
        charge of 1% on         charge of 4% or         charge of 1% on
        purchases of $1         less on shares you      shares you sell
        million or more         sell within six         within 18 months
        sold within 12          years
        months
      o Lower annual          o Higher annual         o Higher annual
        expenses than Class     expenses than Class     expenses than Class
        B or C due to lower     A (same as Class C)     A (same as Class B)
        distribution fees       due to higher           due to higher
                                distribution fees.      distribution fees.
                                Automatic               No conversion to
                                conversion to Class     Class A shares, so
                                A shares after          annual expenses do
                                eight years,            not decrease.
                                reducing future
                                annual expenses.

  BEFORE JANUARY 1, 1999, CLASS A SHARES WERE DESIGNATED CLASS I AND CLASS C SHARES WERE DESIGNATED CLASS II. THE FUND BEGAN OFFERING CLASS B SHARES ON
                               JANUARY 1, 1999.

 IV. The following is added after the discussion of Class A sales charges under the section "Choosing A Share Class" on page 13:

     SALES CHARGES - CLASS B

     IF YOU SELL YOUR SHARES
     WITHIN THIS MANY YEARS AFTER        THIS % IS DEDUCTED FROM
     BUYING THEM                         YOUR PROCEEDS AS A CDSC
     -------------------------------------------------------------
     1 Year                                         4
     2 Years                                        4
     3 Years                                        3
     4 Years                                        3
     5 Years                                        2
     6 Years                                        1
     7 Years                                        0

     With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 14). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

     MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We invest any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

     RETIREMENT PLANS Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Franklin Templeton Trust Company 403(b) plans, and Franklin Templeton Trust Company qualified plans with participant or earmarked accounts.

     DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 1% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

 V. The section "Contingent Deferred Sales Charge (CDSC) - Class I & II" on page 14 is renamed "Contingent Deferred Sales Charge (CDSC) - Class A, B & C."

 VI. The section "Reinstatement Privilege" on page 15 is replaced with the following:

     REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

     If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

     Proceeds immediately placed in a Franklin Bank Certificate of Deposit
     (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

     This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

VII. The section "CDSC Waivers" on page 17 is replaced with the following:

     CDSC WAIVERS  The CDSC for each class generally will be waived:

        o to pay account fees
        o to make payments through systematic withdrawal plans, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually depending on the frequency of your plan
        o for redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)
        o for IRA distributions due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)
        o to return excess contributions (and earnings, if applicable) from retirement plan accounts for redemptions following the death of the shareholder or beneficial owner
        o for participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

VIII. The footnote in the section "Distribution Options" on page 20 is replaced with the following:

     *Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

 IX. The following is added after the second paragraph in the section "Exchange Privilege" on page 21:

     If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

 X. The first sentence of the section "Selling Shares In Writing" on page 23 is revised to read:

     Requests to sell $100,000 or less can generally be made over the phone or with a simple letter.

 XI. The first bulleted item in the section "Selling Shares In Writing" on page 23 is revised to read:

       you are selling more than $100,000 worth of shares

XII. The second paragraph of the "By Mail" section in the chart on page 24 is replaced with the following:

     Specify the fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

XIII.The first sentence of the "By Phone" section in the chart on page 24 is revised to read:

     As long as your transaction is for $100,000 or less, you do not hold share certificates and you have not changed your address by phone within the last 15 days, you can sell your shares by phone.

XIV. The section "Dealer Compensation" on page 27 is replaced with the following:

     DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                     CLASS A        CLASS B        CLASS C
     ---------------------------------------------------------------------------
     COMMISSION (%)                  ---            4.00           2.00
     Investment under $50,000        5.00           ---            ---
     $50,000 but under $100,000      3.75           ---            ---
     $100,000 but under $250,000     2.80           ---            ---
     $250,000 but under $500,000     2.00           ---            ---
     $500,000 but under $1 million   1.60           ---            ---
     $1 million or more              up to 1.00 1   ---            ---
     12B-1 FEE TO DEALER             0.25            0.25 2        1.00 3


     A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and up to 0.25% on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

     1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
     2. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
     3. Dealers may be eligible to receive up to 0.25% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.


               Please keep this supplement for future reference.


    132 *PA


                       SUPPLEMENT DATED JANUARY 1, 1999
                             TO THE PROSPECTUS OF
                      FRANKLIN GOLD FUND - ADVISOR CLASS
                            dated December 1, 1998

The prospectus is amended as follows:

I. As of January 1, 1999, the fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the prospectus to Class I shares are replaced with Class A.

II. The list of qualified investors on pages 12-14 is replaced with the following:

     o Qualified registered investment advisors or certified financial planners with clients invested in any series of Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has an agreement with Franklin Templeton Distributors, Inc. (Distributors). Minimum investments: $1,000 initial and $50 additional.

     o Broker-dealers, registered investment advisors or certified financial planners who have an agreement with Distributors for clients participating  in  comprehensive  fee programs.  Minimum  investments:
          $250,000 initial ($100,000 initial for an individual client) and $50 additional.

     o Officers, trustees, directors and full-time employees of Franklin Templeton and their immediate family members. Minimum investments:
          $100 initial ($50 for accounts with an automatic investment plan) and $50 additional.

     o Each series of the Franklin Templeton Fund Allocator Series. Minimum investments: $1,000 initial and $1,000 additional.

     o Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum investments: $1 million initial investment in Advisor Class or Class Z shares of any of the Franklin Templeton Funds and $50 additional.

     o    Accounts managed by the Franklin Templeton Group. Minimum investments:
          No initial minimum and $50 additional.

     o    The  Franklin   Templeton   Profit   Sharing   401(k)  Plan.   Minimum
          investments: No initial or additional minimums.

     o Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under section 401 of the Internal Revenue Code, including salary reduction plans qualified under section 401(k) of the Internal Revenue Code, and that are sponsored by an employer (i) with at least 10,000 employees, or (ii) with retirement plan assets of $100 million or more. Minimum investments: No initial or additional minimums.

     o Trust companies and bank trust departments initially investing in the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. Minimum investments: No initial or additional minimums.

     o Individual investors. Minimum investments: $5 million initial and $50 additional. You may combine all of your shares in the Franklin Templeton Funds for purposes of determining whether you meet the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any of the Franklin Templeton Funds.

     o Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of an established group of 11 or more investors. Minimum investments: $5 million initial and $50 additional. For minimum investment purposes, the group's investments are added together. The group may combine all of its shares in the Franklin Templeton Funds for purposes of determining whether it meets the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any of the Franklin Templeton Funds. There are certain other requirements and the group must have a purpose other than buying fund shares without a sales charge.

III. The first sentence of the section "Selling Shares In Writing" on page 18 is revised to read:

     Requests to sell $100,000 or less can generally be made over the phone or with a simple letter.

IV. The first bulleted item in the section "Selling Shares In Writing" on page 18 is revised to read:

     o    you are selling more than $100,000 worth of shares

V. The first sentence of the "By Phone" section in the chart on page 19 is revised to read:

     As long as your transaction is for $100,000 or less, you do not hold share certificates and you have not changed your address by phone within the last 15 days, you can sell your shares by phone.


               Please keep this supplement for future reference.

    132 *SA
                            SHARE CLASS REDESIGNATION
                            Effective January 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class
                           Class C - Formerly Class II


                        SUPPLEMENT DATED JANUARY 1, 1999
                   TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                               FRANKLIN GOLD FUND
                             DATED DECEMBER 1, 1998

The Statement of Additional Information is amended as follows:

I. Thesecond paragraph in the section "Organization, Voting Rights and Principal Holders" is replaced with the following:

     The fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The fund began offering Class B shares on January 1, 1999. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C. The fund may offer additional classes of shares in the future. The full title of each class is:

     o Franklin Gold Fund, Franklin Gold Fund Series,
       Franklin Gold Fund - Class A

     o Franklin Gold Fund, Franklin Gold Fund Series,
       Franklin Gold Fund - Class B

     o Franklin Gold Fund, Franklin Gold Fund Series,
       Franklin Gold Fund - Class C

     o Franklin Gold Fund, Franklin Gold Fund Series,
       Franklin Gold Fund - Advisor Class

II. The following is added to the section "Organization, Voting Rights and Principal Holders":

     As of December 7, 1998, the principal shareholders of the fund, beneficial or of record, were:

     Name and Address               Share Class             Percentage (%)
--------------------------------------------------------------------------------

     Franklin Templeton
      Trust Company1 for ValuSelect
      Franklin
     Resources Profit
     Sharing Plan
     Attn: Trading
     PO Box 2438
     Rancho Cordova, CA
     95741-2438...............      Advisor                 37.44%


     1. Franklin Templeton Trust Company is a California corporation and is wholly owned by Franklin Resources, Inc.

     As of December 7, 1998, the officers and board members, as a group, owned of record and beneficially 3.76% of the fund's Advisor Class shares and less than 1% of the outstanding shares of the fund's other classes.

III. The first sentence of the section "Initial sales charges" on page 20 is revised to read:

     The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B.

IV. The last sentence of the first waiver category in the section "Waivers for investments from certain payments" on page 22 is revised to read:

     This waiver category also applies to Class B and C shares.

V. Thefollowing is added after the second paragraph in the section "Contingent deferred sales charge (CDSC)" on page 24:

     For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

     IF YOU SELL YOUR CLASS B SHARES
     WITHIN THIS MANY YEARS AFTER        THIS % IS DEDUCTED FROM
     BUYING THEM                         YOUR PROCEEDS AS A CDSC
     -------------------------------------------------------------
     1 Year                              4
     2 Years                             4
     3 Years                             3
     4 Years                             3
     5 Years                             2
     6 Years                             1
     7 Years                             0

VI.  The section "CDSC waivers" on page 24 is replaced with the following:

     CDSC WAIVERS. The CDSC for any share class will generally be waived for:

       Account fees

       Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the securities dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the securities dealer of record has entered into a supplemental agreement with Distributors

       Redemptions by the fund when an account falls below the minimum required account size

       Redemptions following the death of the shareholder or beneficial owner

       Redemptions through a systematic withdrawal plan set up before February 1, 1995

       Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

       Redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

       Distributions from individual retirement accounts (IRAs) due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

       Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

       Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

VII. The first sentence of the section "Exchange privilege" on page 25 is revised to read:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at net asset value when paid.

VIII.The  section  "The Class II Plan,"  found under  "Distribution  and service
     (12b-1) fees" on page 28, is replaced with the following:

     THE CLASS B AND C PLANS. Under the Class B and C plans, the fund pays Distributors up to 0.75% per year of the class's average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund may also pay a servicing fee of up to 0.25% per year of the class's average daily net assets, payable quarterly. This fee may be used to pay securities dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

     The expenses relating to each of the Class B and C plans are also used to pay Distributors for advancing the commission costs to securities dealers with respect to the initial sale of Class B and C shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to securities dealers.

IX. The section "The Class I and II Plans," found under "Distribution and service (12b-1) fees" on page 28, is renamed "The Class A, B and C Plans."

                 Please keep this supplement for future reference.

    132 *SAA

                        SUPPLEMENT DATED JANUARY 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN GOLD FUND - ADVISOR CLASS
                             dated December 1, 1998

The Statement of Additional Information is amended as follows:

I. Thesecond paragraph in the section "Organization, Voting Rights and Principal Holders" is replaced with the following:

     The fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The fund began offering Class B shares on January 1, 1999. All references in the Statement of Additional Information to Class I shares are replaced with Class A. The fund may offer additional classes of shares in the future. The full title of each class is:

     o Franklin Gold Fund, Franklin Gold Fund Series,
       Franklin Gold Fund - Class A

     o Franklin Gold Fund, Franklin Gold Fund Series,
       Franklin Gold Fund - Class B

     o Franklin Gold Fund, Franklin Gold Fund Series,
       Franklin Gold Fund - Class C

     o Franklin Gold Fund, Franklin Gold Fund Series,
       Franklin Gold Fund - Advisor Class

II. The following is added to the section "Organization, Voting Rights and Principal Holders":

     As of December 7, 1998, the principal shareholders of the fund, beneficial or of record, were:

     Name and Address               Share Class             Percentage (%)
--------------------------------------------------------------------------------

     Franklin Templeton
      Trust Company1 for ValuSelect
     Franklin Resources Profit
     Sharing Plan
     Attn: Trading
     PO Box 2438
     Rancho Cordova, CA
     95741-2438...............      Advisor                 37.44%


     1. Franklin Templeton Trust Company is a California corporation and is wholly owned by Franklin Resources, Inc.

     As of December 7, 1998, the officers and board members, as a group, owned of record and beneficially 3.76% of the fund's Advisor Class shares and less than 1% of the outstanding shares of the fund's other classes.

III. The first sentence of the section "Exchange privilege" on page 21 is revised to read:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at net asset value when paid.

                 Please keep this supplement for future reference.




                              FRANKLIN GOLD FUND
                              File Nos. 2-30761
                                   811-1700
                                    PART C
                              Other Information

Item 23.  Exhibits

            The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)   Articles of Incorporation

      (i)   Restated Articles of Incorporation dated March 19, 1973
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

      (ii) Certificate of Amendment to Articles of Incorporation dated October 21, 1983
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

      (iii)Certificate of Amendment to Articles of Incorporation dated March 21, 1995
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

      (iv) Certificate of Determination of Rights, Preferences, Privileges and Restrictions of the Franklin Gold Fund - Advisor Class Series of Franklin Gold Fund dated December 20, 1996
            Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: September 30, 1998

(b)   By-laws

      (i)   By-Laws of Franklin Gold Fund dated January 29, 1973
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

      (ii)  Amendment to the By-Laws of Franklin Gold Fund dated December 18,
            1973
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

      (iii)Amendment to the By-Laws of Franklin Gold Fund dated September 5,
            1974
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

      (iv)  Amendment to the By-Laws of Franklin Gold Fund dated November 29,
            1976
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

      (v) Amendment to the By-Laws of Franklin Gold Fund in form of Certificate of Secretary dated November 17, 1987
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

      (vi) Amendment to the By-Laws of Franklin Gold Fund in form of Certificate of Secretary dated March 16, 1993
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

      (vii) Amendment to the By-Laws of Franklin Gold Fund in form of Certificate of Secretary dated February 28, 1994
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

(c)   Instruments Defining Rights of Security Holders

      Not Applicable

(d)   Investment Advisory Contracts

      (i) Management Agreement between Registrant and Franklin Advisers, Inc., dated December 1, 1986
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

(e)    Underwriting Contracts

      (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated April 23, 1995
            Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: March 14, 1996

      (ii)  Forms of Dealer Agreements between Registrant and
            Franklin/Templeton Distributors, Inc. and Securities Dealers

(f)   Bonus or Profit Sharing Contracts

      Not applicable

(g)   Custodian Agreements

      (i) Master Custodian Agreement between Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 45 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: November 27, 1996

      (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 45 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: November 27, 1996

      (iii) Precious Metals Storage & Custodian Agreement between Registrant and Wilmington Trust Company dated January 1, 1988
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

      (iv) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York
            Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: November 24, 1997

      (v) Amendment dated February 27, 1998 to Exhibit A in the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: September 30, 1998

      (vi) Foreign Custody Manager Agreement between the Registrant and Bank of New York dated July 30, 1998
            Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: September 30, 1998

(h)   Other Material Contracts

      (i) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.

(i)   Legal Opinion

      (i)   Opinion and consent of counsel dated September 15, 1998
            Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: September 30, 1998

(j)   Other Opinions

      (i)   Consent of Independent Accountants

(k)   Omitted Financial Statements

      Not applicable

(l)   Initial Capital Agreements

      (i)   Letter of Understanding dated April 12, 1995
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

(m)   Rule 12b-1 Plan

      (i)   Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1994
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

      (ii)  Class II Distribution Plan pursuant to Rule 12b-1 dated March 30,
            1995
            Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: April 21, 1995

      (iii) Form of Class B Distribution Plan pursuant to Rule 12b-1 dated October 16, 1998

(o)   Rule 18f-3 Plan

      (ii) Form of Multiple Class Plan on behalf of Franklin Gold Fund dated March 19, 1998

(p)   Power of Attorney

      (i)   Power of Attorney dated May 19, 1998
            Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: September 30, 1998

      (ii)  Certificate of Secretary dated May 19, 1998
            Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A
            File No. 2-30761
            Filing Date: September 30, 1998

(27)  Financial Data Schedule

      Not Applicable

Item 24.    Persons Controlled by or Under Common Control with the Fund

            None

Item 25.    Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the By-Laws, Management, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided by such By-Laws.

Item 26.    Business and Other Connections of the Investment Adviser

The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin/Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Fund's investment manager (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of the investment manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 27.    Principal Underwriters

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.


(b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 will be kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

Item 29.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 30.    Undertakings

Not Applicable


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 22nd day of December, 1998.

                                                FRANKLIN GOLD FUND
                                                (Registrant)

                                                By: R. Martin Wiskemann*
                                                    R. Martin Wiskemann
                                                    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

R. Martin Wiskemann*          Principal Executive Officer and
R. Martin Wiskemann           Director
                              Dated:  December 22, 1998

Martin L. Flanagan*           Principal Financial Officer
Martin L. Flanagan            Dated:  December 22, 1998

Diomedes Loo-Tam*             Principal Accounting Officer
Diomedes Loo-Tam              Dated:  December 22, 1998

Frank H. Abbott III*          Director
Frank H. Abbott III           Dated:  December 22, 1998

Harris J. Ashton*             Director
Harris J. Ashton              Dated:  December 22, 1998

Harmon E. Burns*              Director
Harmon E. Burns               Dated:  December 22, 1998

S. Joseph Fortunato*          Director
S. Joseph Fortunato           Dated:  December 22, 1998

Charles B. Johnson*           Director
Charles B. Johnson            Dated:  December 22, 1998

Rupert H. Johnson, Jr.*       Director
Rupert H. Johnson, Jr.        Dated:  December 22, 1998

Frank W.T. LaHaye*            Director
Frank W.T. LaHaye             Dated:  December 22, 1998

Gordon S. Macklin*            Director
Gordon S. Macklin             Dated:  December 22, 1998


*By  /s/ Larry L. Greene
      Larry L. Greene, Attorney-in-Fact
      (Pursuant to Powers of Attorney previously filed)


                              FRANKLIN GOLD FUND
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.     DESCRIPTION                             LOCATION

EX-99.(a)(i)          Restated Articles of Incorporation dated         *
                      March 19, 1973

EX-99.(a)(ii)         Certificate of Amendment to Articles of          *
                      Incorporation dated October 21, 1983

EX-99.(a)(iii)        Certificate of Amendment to Articles of          *
                      Incorporation dated March 21, 1995

EX-99.(a)(iv)         Certificate of Determination of Rights,          *
                      Preferences, Privileges and Restrictions of the Franklin Gold Fund - Advisor
                      Class Series of Franklin Gold Fund dated
                      December 20, 1996

EX-99.(b)(i)          By-Laws of Franklin Gold Fund dated              *
                      January 29, 1973

EX-99.(b)(ii)         Amendment to the By-Laws of Franklin             *
                      Gold Fund dated December 18, 1973

EX-99.(b)(iii)        Amendment to the By-Laws of Franklin             *
                      Gold Fund dated September 5, 1974

EX-99.(b)(iv)         Amendment to the By-Laws of Franklin             *
                      Gold Fund dated November 29, 1976

EX-99.(b)(v)          Amendment to the By-Laws of Franklin             *
                      Gold Fund in form of Certificate of
                      Secretary dated November 17, 1987

EX-99.(b)(vi)         Amendment to the By-Laws of Franklin             *
                      Gold Fund in form of Certificate of
                      Secretary dated March 16, 1993

EX-99(b)(vii)         Amendment to the By-Laws of Franklin             *
                      Gold Fund in form of Certificate of
                      Secretary dated February 28, 1994

EX-99.(d)(i)          Management Agreement between Registrant          *
                      and Franklin Advisers, Inc., dated
                      December 1, 1986

EX-99.(e)(i)          Amended and Restated Distribution                *
                      Agreement between Registrant and
                      Franklin/Templeton Distributors, Inc.,
                      dated April 23, 1995

EX-99.(e)(ii)         Forms of Dealer Agreements between           Attached
                      Registrant and Franklin/Templeton
                      Distributors, Inc. and Securities Dealers

EX-99.(g)(i)          Master Custodian Agreement between               *
                      Registrant and Bank of New York dated
                      February 16, 1996

EX-99.(g)(ii)         Terminal Link Agreement between                  *
                      Registrant and Bank of New York dated
                      February 16, 1996

EX-99.(g)(iii)        Precious Metals Storage & Custodian              *
                      Agreement between Registrant and
                      Wilmington Trust Company dated January
                      1, 1988

EX-99.(g)(iv)         Amendment dated May 7, 1997 to the               *
                      Master Custody Agreement dated February
                      16, 1996 between Registrant and Bank of
                      New York

EX-99.(g)(v)          Amendment dated February 27, 1998 to             *
                      Exhibit A in the Master Custody
                      Agreement between the Registrant and
                      Bank of New York dated February 16, 1996

EX-99.(g)(vi)         Foreign Custody Manager Agreement                *
                      between the Registrant and Bank of New
                      York dated July 30, 1998

EX-99.(h)(i)          Subcontract for Fund Administrative          Attached
                      Services dated October 1, 1996 and
                      Amendment thereto dated April 30, 1998
                      between Franklin Advisers, Inc. and
                      Franklin Templeton Services, Inc.

EX-99.(i)(i)          Opinion and consent of counsel dated             *
                      September 15, 1998

EX-99.(j)(i)          Consent of Independent Accountants           Attached

EX-99.(l)(i)          Letter of Understanding dated April 12,          *
                      1995

EX-99.(m)(i)          Plan of Distribution pursuant to Rule            *
                      12b-1 dated May 1, 1994

EX-99.(m)(ii)         Class II Distribution Plan Pursuant to           *
                      Rule 12b-1 dated March 30, 1995

EX-99.(m)(iii)        Form of Class B Distribution Plan Pursuant   Attached
                      to Rule 12b-1 dated October 16, 1998

EX-99.(o)(i)          Form of Multiple Class Plan on behalf of     Attached
                      Franklin Gold Fund dated March 19, 1998

EX-99.(p)(i)          Power of Attorney dated May 19, 1998             *

EX-99.(p)(ii)         Certificate of Secretary dated May 19,           *
                      1998

*Incorporated by Reference